July 28, 2017

Securities and Exchange Commission

Public Filing Desk

100 F Street , N.E.

Washington, D.C. 20549

Re:    Diamond Hill Funds (the “Registrant”); File Nos. 333-22075 and 811-8061

Ladies and Gentlemen:

On behalf of the Registrant, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 62 to the Trust’s Registration Statement (the “Amendment”). The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 to add one new series, Diamond Hill Global Fund, to the Trust.

If you have any questions, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,

/s/ Michael V. Wible

Michael V. Wible

Michael.Wible@ThompsonHine.com Fax: 614.469.3361 Phone: 614.469.3297	mw 740787.1

THOMPSON HINE LLP ATTORNEYS AT LAW	41 South High Street Suite 1700 Columbus, Ohio 43215-6101	www.ThompsonHinc.com Phone: 614.469.3200 Fax: 614.469.3361